SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of property, plant, and equipment estimated useful lives

Years
TAH-Driver equipment	3-5
Laboratory equipment	2-10
Office and computer equipment	5
Leasehold improvements	Shorter of remaining lease term or estimated useful life